Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000	200,000,000
Common stock, shares issued	2,463,876	2,282,120	1,451,080
Common stock, shares outstanding	2,463,876	2,282,120	1,451,080